SEGMENTAL INFORMATION - Profit (Loss) and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Cost of sales	$ 3,541	$ 3,366	[1],[2]	$ 2,859	[1],[2]
Gross profit	1,027	1,129	[1],[2]	1,170	[1],[2]
Amortisation	658	637		479
Operating segments
Disclosure of operating segments [line items]
Cost of sales	3,913	3,708		3,209
Gross profit	1,324	1,385		1,481
Amortisation	757	732		584
Africa | Operating segments
Disclosure of operating segments [line items]
Cost of sales	2,111	2,008		1,652
Gross profit	961	977		997
Amortisation	419	371		270
Africa | Operating segments | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Cost of sales	372	342		350
Gross profit	297	256		311
Amortisation	99	95		105
Africa | Operating segments | Iduapriem
Disclosure of operating segments [line items]
Cost of sales	387	314		238
Gross profit	135	130		124
Amortisation	129	80		19
Africa | Operating segments | Obuasi
Disclosure of operating segments [line items]
Cost of sales	313	266		164
Gross profit	127	165		41
Amortisation	61	40		22
Africa | Operating segments | Siguiri
Disclosure of operating segments [line items]
Cost of sales	473	492		412
Gross profit	31	99		133
Amortisation	39	54		49
Africa | Operating segments | Geita
Disclosure of operating segments [line items]
Cost of sales	566	594		488
Gross profit	370	327		388
Amortisation	91	102		75
Africa | Operating segments | Administration and other
Disclosure of operating segments [line items]
Gross profit	1	0		0
Australia | Operating segments
Disclosure of operating segments [line items]
Cost of sales	867	783		740
Gross profit	220	188		153
Amortisation	163	172		150
Australia | Operating segments | Sunrise Dam
Disclosure of operating segments [line items]
Cost of sales	399	371		364
Gross profit	99	40		53
Amortisation	58	54		60
Australia | Operating segments | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Cost of sales	438	382		346
Gross profit	151	177		130
Amortisation	104	117		88
Australia | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	30	30		30
Gross profit	(30)	(29)		(30)
Amortisation	1	1		2
Americas | Operating segments
Disclosure of operating segments [line items]
Cost of sales	931	913		822
Gross profit	162	229		325
Amortisation	170	185		161
Americas | Operating segments | Cerro Vanguardia
Disclosure of operating segments [line items]
Cost of sales	307	273		261
Gross profit	102	122		111
Amortisation	39	39		27
Americas | Operating segments | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Cost of sales	453	477		435
Gross profit	63	111		191
Amortisation	88	106		108
Americas | Operating segments | Serra Grande
Disclosure of operating segments [line items]
Cost of sales	169	162		123
Gross profit	(2)	(2)		26
Amortisation	43	40		25
Americas | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	2	1		3
Gross profit	(1)	(2)		(3)
Amortisation	0	0		1
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Cost of sales	(4)	(4)		5
Gross profit	19	9		(6)
Amortisation	(5)	(4)		(3)
Equity-accounted joint ventures included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Cost of sales	372	342		350
Gross profit	297	256		311
Amortisation	$ 99	$ 95		$ 105

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.